Financial risk - Interest on non-performing loans and restructured financial assets (Details) $ in Millions	12 Months Ended
Sep. 30, 2019 AUD ($)
Provisions for expected credit losses
Interest received	$ 10
Interest forgone	32
Australia
Provisions for expected credit losses
Interest received	4
Interest forgone	32
Overseas
Provisions for expected credit losses
Interest received	$ 6